Summary of Maturities of Lease Liabilities (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 791
2021	663
2022	497
2023	507
2024	537
Thereafter	2,557
Lease payments due	5,552
Less: Imputed interest	(1,381)
Total lease cost	$ 4,171